UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10577

                  ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2005  (unaudited)

                                                                  Principal
                                                                     Amount
                                                                      (000)             Value
MUNICIPAL BONDS-157.1%

Long-Term Municipal Bonds-156.4%
Arizona-4.5%
     Arizona Hlth Fac Auth Hosp Rev
     (Phoenix Childrens Hosp) Ser 02A
     6.00%, 2/15/32                                                 $ 3,300     $  3,356,892
                                                                                -------------
California-2.8%
     California GO
     Ser 04
     5.00%, 2/01/33                                                   1,000        1,029,280
     5.25%, 4/01/27                                                   1,000        1,072,030
                                                                                -------------
                                                                                   2,101,310
                                                                                -------------
Florida-5.6%
     Capital Region CDD
     (South Wood) Ser 01A-2
     6.85%, 5/01/31                                                   1,210        1,304,804
     Hamal CDD
     Ser 01
     6.65%, 5/01/21                                                   1,085        1,147,724
     Lee Cnty CDD
     (Miromar Lakes) Ser 00A
     7.25%, 5/01/12                                                   1,600        1,703,200
                                                                                -------------
                                                                                   4,155,728
                                                                                -------------
New York-131.6%
     Erie Cnty IDA
     (City of Buffalo Proj) FSA Ser 03
     5.75%, 5/01/23 (a)(b)                                            1,250        1,425,087
     (City of Buffalo Proj) FSA Ser 04
     5.75%, 5/01/23                                                     950        1,102,048
     Hempstead Hgr Ed
     (Adelphi Univ Civic Fac) Ser 02
     5.50%, 6/01/32                                                   1,320        1,410,882
     Madison Cnty Hlth Fac
     (Oneida Health Systems) Asset Gty Ser 01
     5.35%, 2/01/31                                                   1,500        1,664,700
     Nassau Cnty Hlth Fac
     (Nassau Hlth Sys Rev) FSA Ser 99
     5.75%, 8/01/29                                                   2,400        2,746,008
     New York City Ed Fac
     (Magen David Yeshivah Proj) ACA Ser 02
     5.70%, 6/15/27                                                   2,500        2,683,600
     New York City GO
     Ser 01B
     5.50%, 12/01/31                                                  1,490        1,594,732
     Ser 01B Prerefunded 12/01/11 @ 100
     5.50%, 12/01/31                                                  3,510        4,026,953
     Ser 03C
     5.50%, 9/15/19                                                   1,000        1,117,650
     Ser 03I
     5.75%, 3/01/17                                                   1,200        1,359,636
     Ser 04
     5.00%, 8/01/21                                                   1,000        1,059,700
     Series 04G
     5.00%, 12/01/23                                                    780          821,426
     New York City Hsg Dev Corp MFHR
     (Rental Hsg) Ser 02A AMT
     5.50%, 11/01/34                                                  1,250        1,291,325

     New York City Muni Wtr
     Ser 02A
     5.125%, 6/15/34                                                  5,000        5,225,700
     Ser 03A
     5.00%, 6/15/27                                                   2,000        2,097,400
     New York City Spec Fac
     (Brooklyn Navy Yard) Ser 97 AMT
     5.75%, 10/01/36                                                  2,000        1,963,300
     (Museum of Modern Art) AMBAC Ser 01D
     5.125%, 7/01/31                                                  5,000        5,268,950
     New York State
     Tobacco Settlement Bonds AMBAC Ser 03A-1
     5.25%, 6/01/21                                                   4,000        4,350,960
     New York State Dorm Auth
     (FHA Insd Maimonides) MBIA Ser 04
     5.75%, 8/01/29                                                   5,000        5,702,550
     (Jewish Brd Fam & Children) AMBAC Ser 03
     5.00%, 7/01/23                                                   1,000        1,067,850
     (Mental Hlth Serv) MBIA Ser 01B
     5.25%, 8/15/31                                                   3,335        3,529,297
     (Mental Hlth Serv) MBIA Ser 01B Prerefunded 8/15/11 @ 100
     5.25%, 8/15/31                                                   2,165        2,439,717
     New York State Dorm Auth Hlth Fac
     (Willow Towers Proj) GNMA Ser 02
     5.40%, 2/01/34                                                   2,500        2,654,300
     New York State Hsg Fin Agy MFHR
     (Patchogue Apts) SONYMA Ser 02A AMT
     5.35%, 2/15/29                                                   2,090        2,164,195
     New York State Metro Trans Auth
     Ser 02A
     5.125%, 11/15/31                                                 5,500        5,734,245
     New York State SFMR
     (Mtg Rev) Ser 29 AMT
     5.45%, 4/01/31                                                  11,000       11,246,070
     New York State UDC
     (Empire State) Ser 02A
     5.25%, 3/15/32                                                   5,000        5,650,950
     Niagara Cnty Ed Fac
     (Niagara University Proj) Asset Gty Ser 01A
     5.40%, 11/01/31                                                  1,435        1,523,381
     Onondaga Cnty IDA Airport Fac
     (Cargo ACQ) Ser 02 AMT
     6.125%, 1/01/32                                                  1,000        1,037,100
     Sales Tax Asset Rec Corp
     MBIA Ser 04A
     5.00%, 10/15/26                                                  1,200        1,277,736
     Suffolk Cnty IDR
     (Nissequogue Cogen) Ser 98 AMT
     5.50%, 1/01/23                                                   3,740        3,676,046
     Triborough Bridge & Tunnel Auth
     Ser 02A
     5.00%, 1/01/32                                                   5,000        5,164,900
     5.125%, 1/01/31                                                  2,500        2,609,925
     Yonkers IDA Health Fac
     (Malotz Pavilion Proj) MBIA Ser 99
     5.65%, 2/01/39                                                   1,200        1,293,264
                                                                                -------------
                                                                                  97,981,583
                                                                                -------------
Ohio-0.4%
     Port Auth of Columbiana Cnty SWR
     (Apex Environmental Llc) Ser 04A AMT
     7.125%, 8/01/25                                                    300          303,240
                                                                                -------------
Puerto Rico-11.5%
     Puerto Rico Elec Power Auth Rev
     XLCA Ser 02-2
     5.25%, 7/01/31                                                   3,050        3,278,476
     Puerto Rico Hsg Fin Corp SFMR
     (Mtg Rev) GNMA Ser 01C AMT
     5.30%, 12/01/28                                                  1,820        1,858,074

     Puerto Rico Hwy & Trans Auth
     Ser 02D
     5.375%, 7/01/36                                                  3,250        3,446,300
                                                                                -------------
                                                                                   8,582,850
                                                                                -------------
     Total Long-Term Municipal Bonds
     (cost $109,018,673)                                                         116,481,603
                                                                                -------------
Short Term Municipal Note (c)-0.7%
New York-0.7%
     New York City TFA
     (NYC Recovery) Ser 02-3E
     1.88%, 11/01/22                                                    500          500,000
                                                                                -------------
     Total Short Term Municipal Note
     (cost $500,000)                                                                 500,000
                                                                                -------------
     Total Investments-157.1%
     (cost $109,518,673)                                                         116,981,603
     Other assets less liabilities-3.3%                                            2,488,726
     Preferred Stock, at redemption value--(60.4%)                               (45,000,000)
                                                                                -------------
     Net Assets Applicable to Common Shareholders - 100%(d)                     $ 74,470,329
                                                                                -------------

INTEREST RATE SWAP TRANSACTIONS

                                                              Rate Type
                                                   --------------------------------
                                                      Payments          Payments
                                                       made by          received          Unrealized
         Swap              Notional    Termination       the             by the          Appreciation/
     Counterparty           (000)         Date        Portfolio        Portfolio        (Depreciation)
   ---------------------------------------------------------------------------------------------------
     Goldman Sachs         $6,100       02/03/06      76.48% of           BMA*             $ (6,585)
                                                   1 Month LIBOR+

     Merrill Lynch          6,100       02/03/06        BMA*            85.10% of            19,397
                                                                     1 Month LIBOR+

   Merrill Lynch ++         2,500       11/01/19        3.90             BMA*               (34,835)

     JP Morgan +++          1,000       11/05/24        4.15             BMA*               (27,780)

*     BMA (Bond Market Association)
+     LIBOR (London Interbank Offered Rate)
++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 1, 2005.
+++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is May 5, 2005.


FINANCIAL FUTURES CONTRACTS SOLD

                                                                     Value at
                         Number of    Expiration      Original      January 31,         Unrealized
            Type         Contracts      Month          Value           2005          (Depreciation)
     ------------------------------------------------------------------------------------------------
        U.S. T-Note
        10 Yr Future         23         March        $2,548,781     $2,582,109         $ (33,328)
                                        2005
         Swap 10 Yr
           Future            18         March        1,968,261       2,007,563           (39,302)
                                        2005                                           ----------
                                                                                       $ (72,630)
                                                                                       ----------

(a) Positions, or portions thereof, with a market value of $176,711 have been segregated to collateralize margin requirements for open futures contracts.
(b) Represents entire or partial position as collateral for interest rate swaps.
(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:

      ACA             - American Capital Access Financial Guaranty Corporation
      AMBAC           - American Municipal Bond Assurance Corporation
      AMT             - Alternative Minimum Tax- (subject to)
      CDD             - Community Development District
      FHA             - Federal Housing Administration
      FSA             - Financial Security Assurance, Inc.
      GNMA            - Government National Mortgage Association
      GO              - General Obligation
      IDA             - Industrial Development Authority
      IDR             - Industrial Development Revenue
      MBIA            - Municipal Bond Investors Assurance
      MFHR            - Multi-Family Housing Revenue
      SFMR            - Single Family Mortgage Revenue
      SONYMA          - State of New York Mortgage Agency
      SWR             - Solid Waste Revenue
      TFA             - Transportation Finance Authority
      UDC             - Urban Development Corporation
      XLCA            - XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: March 31, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: March 31, 2005